Accrued liabilities and provisions (Details 3) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Ocensa claim [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent assets	$ 112,735	$ 0
Claim for disagreement of Ecopetrol [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent assets	40,711	40,746
Environmental incident [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent assets	35,000	0
Document falsification [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent assets	32,000	0
Breach of the pipe purchase order [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent assets	21,232	21,232
Nullity of DIAN administrative act, contingent asset [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent assets	13,214	13,214
Claim against Metapetroleum [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent assets	$ 0	$ 25,421